Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits from customers [abstract]
Summary of Customer Deposits Segregation
Customer deposits are segregated as follows:

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Cash and cash equivalents - customer deposits	300,916	328,223
Current investments - customer deposits (note 13)	109,017	103,153
Total	409,933	431,376
Customer deposits liability	409,390	423,739